Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance	$ 38	$ 41
Additions / (Adjustments)	(18)	(3)
Balance	$ 20	$ 38

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance	$ -	$ -
Additions / (Adjustments)	64	-
Balance	$ 64	$ -